Annual Total Returns- Vanguard Consumer Discretionary Index Fund (ETF) [BarChart] - ETF - Vanguard Consumer Discretionary Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.71%	24.72%	43.57%	9.39%	6.35%	6.64%	22.83%	(2.26%)	27.55%	48.22%